Pension Plans and Retiree Benefits - Schedule of Amounts Recorded in Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit
Defined Benefit Plan Disclosure
Past service cost	$ 0	$ 0
Net actuarial gain (loss)	(2)	(1)
Recognized in AOCI pre-tax	(2)	(1)
Increase (decrease) by the amount included in deferred tax liabilities	0	0
Net amount in AOCI after-tax	(2)	(1)
Defined Benefit | Canada
Defined Benefit Plan Disclosure
Past service cost	0	0
Net actuarial gain (loss)	(2)	(5)
Recognized in AOCI pre-tax	(2)	(5)
Increase (decrease) by the amount included in deferred tax liabilities	0	1
Net amount in AOCI after-tax	(2)	(4)
Defined Benefit | Foreign Plan
Defined Benefit Plan Disclosure
Past service cost	0	0
Net actuarial gain (loss)	0	4
Recognized in AOCI pre-tax	0	4
Increase (decrease) by the amount included in deferred tax liabilities	0	(1)
Net amount in AOCI after-tax	0	3
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Past service cost	(1)	(2)
Net actuarial gain (loss)	(3)	(7)
Recognized in AOCI pre-tax	(4)	(9)
Increase (decrease) by the amount included in deferred tax liabilities	1	2
Net amount in AOCI after-tax	(3)	(7)
Post-Retirement Benefits | Canada
Defined Benefit Plan Disclosure
Past service cost	0	0
Net actuarial gain (loss)	0	(1)
Recognized in AOCI pre-tax	0	(1)
Increase (decrease) by the amount included in deferred tax liabilities	0	0
Net amount in AOCI after-tax	0	(1)
Post-Retirement Benefits | Foreign Plan
Defined Benefit Plan Disclosure
Past service cost	(1)	(2)
Net actuarial gain (loss)	(3)	(6)
Recognized in AOCI pre-tax	(4)	(8)
Increase (decrease) by the amount included in deferred tax liabilities	1	2
Net amount in AOCI after-tax	$ (3)	$ (6)